Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,390,788	59,667,635	60,336,933	59,395,142
Effect of dilutive share options outstanding	724,208	1,100,739	719,299	1,162,545
Weighted average number of ordinary shares for diluted net income per ordinary share	61,114,996	60,768,374	61,056,232	60,557,687